Finance costs	12 Months Ended
Dec. 31, 2019
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Finance costs

7.	Finance costs

	2017	2018	2019
	NT$000	NT$000	NT$000
Interest expenses
Bank loans	208,486	170,476	171,840
Lease liabilities	—	—	14,349
Lease obligations payable	708	482	—
Less: Amounts capitalized in qualifying assets	(18,769)	(18,542)	(15,114)

	190,425	152,416	171,075
Finance expense	26,858	37,832	9,187

	217,283	190,248	180,262